Leases - Amounts recognized in the consolidated statement of profit and loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Right-of-use depreciation	€ 80,498	€ 66,720
Finance lease expenses	45,198	35,786
Finance lease expenses	45,198	35,786	€ 35,205
Expenses related to short-term contracts	1,739	3,106
Expenses related to low-value contracts	13,435	13,404
Other operating lease expenses	23,820	16,435
Total operating lease expenses	38,994	32,945	€ 28,176
Lease payments	104,287	82,692
Buildings
Leases
Right-of-use depreciation	72,214	57,901
Machinery
Leases
Right-of-use depreciation	1,983	2,120
Computer equipment
Leases
Right-of-use depreciation	1,432	2,269
Vehicles
Leases
Right-of-use depreciation	€ 4,869	€ 4,430